Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in deferred acquisition costs
Beginning balance	$ 214	$ 229	$ 160
Costs deferred	135	462	397
Amortization	(248)	(477)	(328)
Ending balance	$ 101	$ 214	$ 229